Note 9 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE [Text Block]

9.                  EARNINGS (LOSS) PER SHARE

The Company computes earnings (loss) per share in accordance with ASC 260 “Earning Per Share”. Basic net earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per share is computed by dividing net income (loss) by the sum of the weighted-average number of common shares outstanding and if dilutive, the potential common shares outstanding during the period.

The following table sets forth the computation of basic and diluted earnings (loss) attributable to common shareholders per share:

	Years ended December 31,
	2009	2010	2011

Numerator:
Income (loss) attributable to APWC from continuing operations	$ 9,858	$ 14,142	$ (6,832)
Income (loss) attributable to APWC from discontinued operations	231	(2)	1,393
Net income (loss) attributable to APWC	$ 10,089	$ 14,140	$ (5,439)

Denominator (in number of shares):

Weighted-average common shares outstanding - basic and diluted	13,830,769	13,830,769	13,830,769

Earnings (loss) per share - basic and diluted
Continuing operations	$ 0.71	$ 1.02	$ (0.49)
Discontinued operations	0.02	(0.00)	0.10
Total earnings (loss) per share - basic and diluted	$ 0.73	$ 1.02	$ (0.39)